Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
		Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
C000131671
Account Value [Line Items]
Line Graph and Table Measure Name		$30,013 Fidelity<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Communication Services Index ETF
C000131662
Account Value [Line Items]
Line Graph and Table Measure Name		$33,173 Fidelity<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Consumer Discretionary Index ETF
C000131664
Account Value [Line Items]
Line Graph and Table Measure Name		$21,473 Fidelity<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Consumer Staples Index ETF
C000131665
Account Value [Line Items]
Line Graph and Table Measure Name		$17,706 Fidelity<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Energy Index ETF
C000131666
Account Value [Line Items]
Line Graph and Table Measure Name		$30,875 Fidelity<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Financials Index ETF
C000131667
Account Value [Line Items]
Line Graph and Table Measure Name		$19,419 Fidelity<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Health Care Index ETF
C000131668
Account Value [Line Items]
Line Graph and Table Measure Name		$33,693 Fidelity<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Industrials Index ETF
C000131669
Account Value [Line Items]
Line Graph and Table Measure Name		$69,274 Fidelity<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Information Technology Index ETF
C000131670
Account Value [Line Items]
Line Graph and Table Measure Name		$23,267 Fidelity<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Materials Index ETF
C000151119
Account Value [Line Items]
Line Graph and Table Measure Name		$17,481 Fidelity<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Real Estate Index ETF
C000131663
Account Value [Line Items]
Line Graph and Table Measure Name		$26,849 Fidelity<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Utilities Index ETF
Fidelity Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		$35,989 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value		$ 35,989	$ 30,936	$ 25,327	$ 22,410	$ 23,500	$ 17,223	$ 15,384	$ 14,246	$ 12,256	$ 10,561	$ 10,000
Fidelity Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		$35,989 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value		$ 35,989	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000
Fidelity Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		$35,989 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value		$ 35,989	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000
Fidelity Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		$35,989 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value		$ 35,989	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000
Fidelity Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		$35,989 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value		$ 35,989	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000
Fidelity Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		$35,989 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value		$ 35,989	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000
Fidelity Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		$35,989 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value		$ 35,989	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000
Fidelity Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		$35,989 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value		$ 35,989	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000
Fidelity Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		$35,989 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value		$ 35,989	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000
Fidelity Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		$35,989 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value		$ 35,989	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000
Fidelity Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		$35,989 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value		$ 35,989	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000
Fidelity Index: MSCI USA IMI Communication Services 25/50 Index
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	$30,343 MSCI USA IMI Communication Services 25/50 Index
Account Value		$ 30,343	23,390	19,099	16,386	24,098	16,512	14,804	12,184	12,846	12,254	10,000
Fidelity Index: Fidelity MSCI Consumer Discretionary Index ETF Capped Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name	[2]	$33,256 Fidelity MSCI Consumer Discretionary Index ETF Capped Linked Index
Account Value		$ 33,256	28,704	25,813	23,435	27,187	19,104	15,259	14,102	11,608	10,134	10,000
Fidelity Index: Fidelity MSCI Consumer Staples Index ETF Capped Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name	[3]	$21,732 Fidelity MSCI Consumer Staples Index ETF Capped Linked Index
Account Value		$ 21,732	20,374	19,009	17,883	16,888	14,167	13,124	11,589	11,578	11,140	10,000
Fidelity Index: Fidelity MSCI Energy Index ETF Capped Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name	[4]	$17,874 Fidelity MSCI Energy Index ETF Capped Linked Index
Account Value		$ 17,874	18,446	16,718	14,386	8,671	5,821	9,589	11,896	9,859	9,938	10,000
Fidelity Index: Fidelity MSCI Financials Index ETF Capped Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name	[5]	$31,173 Fidelity MSCI Financials Index ETF Capped Linked Index
Account Value		$ 31,173	25,594	20,176	18,940	20,157	12,900	15,116	14,695	12,967	9,859	10,000
Fidelity Index: Fidelity MSCI Health Care Index ETF Capped Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name	[6]	$19,585 Fidelity MSCI Health Care Index ETF Capped Linked Index
Account Value		$ 19,585	21,949	19,482	18,965	19,602	15,311	12,780	12,297	10,649	9,735	10,000
Fidelity Index: Fidelity MSCI Industrials Index ETF Capped Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name	[7]	$34,023 Fidelity MSCI Industrials Index ETF Capped Linked Index
Account Value		$ 34,023	28,788	24,111	20,215	21,745	14,761	15,414	14,922	12,952	10,958	10,000
Fidelity Index: Fidelity MSCI Information Technology Index ETF Capped Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name	[8]	$69,843 Fidelity MSCI Information Technology Index ETF Capped Linked Index
Account Value		$ 69,843	57,077	45,097	36,376	40,126	28,519	20,797	17,923	13,993	10,848	10,000
Fidelity Index: Fidelity MSCI Materials Index ETF Capped Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name	[9]	$23,416 Fidelity MSCI Materials Index ETF Capped Linked Index
Account Value		$ 23,416	24,077	21,913	19,475	20,414	14,096	13,635	14,186	12,724	10,944	10,000
Fidelity Index: Fidelity MSCI Real Estate Index ETF Capped Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name	[10]	$17,670 Fidelity MSCI Real Estate Index ETF Capped Linked Index
Account Value		$ 17,670	17,231	15,552	17,233	18,007	13,251	13,949	12,321	11,778	11,954	10,000
Fidelity Index: Fidelity MSCI Utilities Index ETF Capped Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name	[11]	$27,145 Fidelity MSCI Utilities Index ETF Capped Linked Index
Account Value		$ 27,145	$ 22,469	$ 19,951	$ 21,350	$ 18,538	$ 16,469	$ 15,948	$ 13,740	$ 13,214	$ 12,377	$ 10,000

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